UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Georgia Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Security	Principal Amount (000’s omitted)	Value
Education — 3.0%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	$245	$288,953
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	1,977,916

		$2,266,869

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$998,190

		$998,190

Escrowed/Prerefunded — 12.4%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$979,904
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	824,542
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	835,665
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,403,072
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	679,313
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	216,427
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	232,665
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,627,995
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), Prerefunded to 7/1/18, 5.50%, 7/1/38	500	501,525
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,031,640
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,022,390

		$9,355,138

General Obligations — 18.5%
Bryan County School District, 4.00%, 8/1/33	$500	$535,930
Bryan County School District, 4.00%, 8/1/34	435	464,310
Cherokee County School System, 5.00%, 2/1/29	1,000	1,152,430
Columbia County, 5.00%, 4/1/23	450	512,901
Columbia County, 5.00%, 1/1/28	1,000	1,202,980
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,187,680
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,775,164
Forsyth County, Prerefunded to 3/1/25, 5.00%, 3/1/28	1,000	1,173,140
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	312,170
Fulton County, 5.00%, 7/1/31	1,000	1,190,210
Georgia, 2.00%, 8/1/27	315	302,926

1

Security	Principal Amount (000’s omitted)	Value
Georgia, 5.00%, 2/1/28	$1,500	$1,750,680
Valdosta School System, 5.00%, 2/1/28	1,000	1,173,230
Worth County School District, 5.00%, 12/1/37	235	273,007

		$14,006,758

Hospital — 15.7%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$580,955
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	927,741
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	419,668
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,069,000
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,043,490
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,717,155
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,405,375
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,121,950
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	734,949
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	75,485
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), Prerefunded to 8/1/19, 5.00%, 8/1/35	1,000	1,036,610
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,146,320
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	567,495

		$11,846,193

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,344,020

		$2,344,020

Insured-Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,194,840

		$1,194,840

Insured-Electric Utilities — 5.5%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,096,080
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,184,466
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,001,031
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	550,479
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	298,923

		$4,130,979

Insured-Escrowed/Prerefunded — 5.2%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,862,753
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	170,219
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	831,071
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), Prerefunded to 5/1/19, 5.375%, 5/1/32	1,000	1,032,970

		$3,897,013

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,343,000

		$1,343,000

Insured-Lease Revenue/Certificates of Participation — 2.9%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$795,143
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,401,648

		$2,196,791

Insured-Special Tax Revenue — 1.0%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$165	$172,457
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	581,046

		$753,503

Insured-Water and Sewer — 4.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$525,835
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,908,795
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	589,550

		$3,024,180

Lease Revenue/Certificates of Participation — 2.3%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,168,630
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	575,380

		$1,744,010

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$831,255
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,158,920

		$1,990,175

Senior Living/Life Care — 1.4%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$561,035
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	445	478,784

		$1,039,819

Special Tax Revenue — 4.1%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$864,577
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	433,177
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(1)	570	404,700
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(1)	260	184,600
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,191,478

		$3,078,532

Transportation — 3.9%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,136,020
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	784,110
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	990,343

		$2,910,473

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 8.6%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,138,280
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	440,805
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	565,610
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	287,620
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,267,497
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,665,255
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,161,880

		$6,526,947

Total Tax-Exempt Investments — 98.9% (identified cost $71,881,566)		$74,647,430

Other Assets, Less Liabilities — 1.1%		$845,847

Net Assets — 100.0%		$75,493,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 9.2% of total investments.

(1)	Issuer is in default with respect to interest payments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$74,647,430	$—	$74,647,430
Total Investments	$—	$74,647,430	$—	$74,647,430

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Maryland Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.5%

Security	Principal Amount (000’s omitted)	Value
Education — 7.2%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,086,160
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	996,579
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,040,290
University System of Maryland, 4.00%, 4/1/34	1,000	1,073,790

		$4,196,819

Electric Utilities — 0.9%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$499,805

		$499,805

Escrowed/Prerefunded — 13.6%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$168,779
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,034,120
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	517,291
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,122,300
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,546,324
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,588,025

		$7,976,839

General Obligations — 18.7%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,179,420
Anne Arundel County, 5.00%, 10/1/39	680	789,834
Baltimore, 4.00%, 10/15/25	1,350	1,438,951
Frederick County, 5.00%, 8/1/24	1,000	1,164,170
Frederick County, 5.00%, 8/1/31	675	850,223
Harford County, 5.00%, 9/15/23	1,000	1,149,060
Maryland, 5.00%, 11/1/19	2,000	2,092,000
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,118,260
Montgomery County, 5.00%, 11/1/29	1,000	1,158,070

		$10,939,988

Hospital — 13.8%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,146,710

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	$1,000	$1,107,310
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	839,715
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,069,810
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,094,020
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,137,540
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,696,965

		$8,092,070

Housing — 3.7%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,134,080
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,061,330

		$2,195,410

Industrial Development Revenue — 1.3%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	$730	$732,467

		$732,467

Insured-Education — 1.4%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$760	$791,206

		$791,206

Insured-Escrowed/Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,960	$3,376,650

		$3,376,650

Insured-Hospital — 6.1%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,585,640

		$3,585,640

Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$85,246

		$85,246

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$262,501

		$262,501

Insured-Transportation — 5.8%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,403,542
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,005,080

		$3,408,622

Insured-Water and Sewer — 1.9%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$470	$498,990
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	620,832

		$1,119,822

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 3.7%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,181,200

		$2,181,200

Senior Living/Life Care — 5.2%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,368,229
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	559,390
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,091,220

		$3,018,839

Special Tax Revenue — 2.2%
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	$1,000	$1,026,900
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	256,537

		$1,283,437

Transportation — 6.7%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,093,090
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	569,565
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,061,750
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,184,000

		$3,908,405

Water and Sewer — 2.0%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,199,180

		$1,199,180

Total Tax-Exempt Investments — 100.5% (identified cost $57,350,876)		$58,854,146

Other Assets, Less Liabilities — (0.5)%		$(287,594)

Net Assets — 100.0%		$58,566,552

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 21.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.7% to 11.8% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $732,467 or 1.3% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,854,146	$—	$58,854,146
Total Investments	$—	$58,854,146	$—	$58,854,146

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.9%

Security	Principal Amount (000’s omitted)	Value
Education — 3.4%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,111,760
University of Missouri, 5.00%, 11/1/25	1,000	1,163,240

		$2,275,000

Electric Utilities — 3.4%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,111,170
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,129,330

		$2,240,500

Escrowed/Prerefunded — 5.5%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$285,050
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	311,983
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,045,456
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	860,071
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,129,878

		$3,632,438

General Obligations — 25.4%
Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$879,322
Columbia School District, 5.00%, 3/1/31	1,000	1,076,840
Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,162,760
Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,007,195
Hazelwood School District, 5.00%, 3/1/27	1,000	1,192,580
Independence School District, 5.00%, 3/1/30	1,000	1,051,950
Independence School District, 5.50%, 3/1/34	1,000	1,216,690
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	215,469
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	837,000
Jefferson City School District, 5.00%, 3/1/36	1,000	1,146,130
Jefferson City School District, 5.00%, 3/1/38	500	580,540
Joplin Schools, 5.00%, 3/1/30	1,000	1,182,260
Kansas City, 5.00%, 2/1/32	450	534,933
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,115,330
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,121,560
University City School District, 0.00%, 2/15/32	1,000	643,890
University City School District, 0.00%, 2/15/33	1,000	618,130
Wentzville R-IV School District, 0.00%, 3/1/27	805	624,600
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	584,896

		$16,792,075

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 14.7%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$1,011,070
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,066,950
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,053,360
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,115,540
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,024,960
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	176,373
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,074,170
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,130,930
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,542,412
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	524,115

		$9,719,880

Housing — 0.4%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$65	$66,025
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	210	216,917

		$282,942

Industrial Development Revenue — 2.8%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,823,514

		$1,823,514

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$970,387
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	280,244

		$1,250,631

Insured-Escrowed/Prerefunded — 5.2%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,415,885

		$3,415,885

Insured-General Obligations — 1.6%
Francis Howell R-111 School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,089,610

		$1,089,610

Insured-Hospital — 3.2%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,125,755

		$2,125,755

Insured-Lease Revenue/Certificates of Participation — 6.1%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$936,970
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,695,833
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,414,350

		$4,047,153

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 6.6%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$2,883,909
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	696,803
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	749,284

		$4,329,996

Insured-Transportation — 3.7%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,173,738
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,270,280

		$2,444,018

Senior Living/Life Care — 4.1%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$531,515
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,090,140
Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	547,590
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	527,785

		$2,697,030

Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(1)	$530	$376,300

		$376,300

Water and Sewer — 7.3%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,122,429
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,185,795
Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,107,850
Metropolitan St. Louis Sewer District, 5.00%, 5/1/30	1,000	1,103,500
Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	292,233

		$4,811,807

Total Tax-Exempt Investments — 95.9% (identified cost $60,365,986)		$63,354,534

Other Assets, Less Liabilities — 4.1%		$2,736,189

Net Assets — 100.0%		$66,090,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 29.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 16.7% of total investments.

(1)	Issuer is in default with respect to interest payments.

3

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	19	Short	Sep-18	$(2,288,313)	$(23,661)
U.S. Long Treasury Bond	6	Short	Sep-18	(870,750)	(17,681)

					$(41,342)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At May 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an liability position and whose primary underlying risk exposure is interest rate risk was $41,342.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,354,534	$—	$63,354,534
Total Investments	$—	$63,354,534	$—	$63,354,534

Liability Description
Futures Contracts	$(41,342)	$—	$—	$(41,342)
Total	$(41,342)	$—	$—	$(41,342)

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Security	Principal Amount (000’s omitted)	Value
Education — 7.7%
Appalachian State University, 5.00%, 10/1/26	$225	$264,746
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	403,303
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,313,400
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,272,787
University of North Carolina at Charlotte, 4.00%, 10/1/34	770	822,507
University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,387,875
University of North Carolina at Greensboro, 4.00%, 4/1/36	1,000	1,060,880
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	755,832
Western Carolina University, 5.00%, 10/1/36	1,000	1,170,920

		$9,452,250

Electric Utilities — 3.5%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,057,860
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	361,301
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	962,092
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	892,098

		$4,273,351

Escrowed/Prerefunded — 19.2%
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	$2,505	$2,518,953
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,032,210
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	5,000	5,137,850
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,497,873
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,370,069
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,555,825
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,087,590
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,064,610
University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,134,505
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,032,710
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,032,710
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,065,420

		$23,530,325

General Obligations — 5.4%
Forsyth County, 4.00%, 3/1/28	$735	$818,628
Greensboro, Series 2014, 5.00%, 2/1/27	650	746,317
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,198,950

Security	Principal Amount (000’s omitted)	Value
North Carolina, 5.00%, 6/1/22	$500	$559,515
Pender County, 5.00%, 3/1/27	1,015	1,194,127
Winston-Salem, 4.00%, 6/1/29	1,925	2,108,145

		$6,625,682

Hospital — 15.9%
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$291,950
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/34	1,000	1,149,310
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,157,660
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,365,525
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/33	1,650	1,727,534
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,307,049
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,048,180
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	957,411
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,132,060
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,789,217
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,269,480
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,208,020

		$19,403,396

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$803,587

		$803,587

Insured – Education — 0.0%(2)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,352

		$35,352

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,741,514
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	597,846

		$2,339,360

Insured – Escrowed/Prerefunded — 2.5%
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	$1,000	$1,028,610
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,021,390
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	120	121,342
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	364,025
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	535	540,981

		$3,076,348

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$295,813

		$295,813

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$586,509

		$586,509

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 4.0%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,499,925
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,439,490

		$4,939,415

Lease Revenue/Certificates of Participation — 19.3%
Buncombe County, 5.00%, 6/1/29	$750	$855,525
Buncombe County, 5.00%, 6/1/31	1,000	1,135,330
Burke County, Limited Obligation Bonds, 5.00%, 4/1/27	250	298,120
Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/28	1,600	1,904,704
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,165,050
Cabarrus County, Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,161,990
Cabarrus County, Limited Obligation Bonds, 5.00%, 6/1/30	1,300	1,538,433
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,346,615
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,875,474
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,112,170
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/28	1,400	1,703,996
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,084,970
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,893,255
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,195,000
Orange County Public Facilities Co., 4.00%, 10/1/31	400	434,348
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	588,850
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	130	152,040
Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	291,033
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,095,210
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/27	250	298,937
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	593,460
Winston-Salem, 5.00%, 6/1/27	750	859,125

		$23,583,635

Other Revenue — 1.9%
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,140,750
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,197,578

		$2,338,328

Senior Living/Life Care — 2.7%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,284,100
North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,050,210

		$3,334,310

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,074,390

		$1,074,390

Transportation — 5.4%
Charlotte Airport, 5.50%, 7/1/34	$535	$574,338
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,609,380
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,064,040
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,045,860
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,290,420

		$6,584,038

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 8.3%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$860,362
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	352,373
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	619,245
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,613,934
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	817,439
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,033,470
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,857,992
Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,164,194
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	735,494
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,134,070

		$10,188,573

Total Tax-Exempt Investments — 100.0% (identified cost $118,349,532)		$122,464,662

Corporate Bonds & Notes — 0.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.5%
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$590	$590,000

Total Corporate Bonds & Notes — 0.5% (identified cost $590,000)		$590,000

Total Investments — 100.5% (identified cost $118,939,532)		$123,054,662

Other Assets, Less Liabilities — (0.5)%		$(635,660)

Net Assets — 100.0%		$122,419,002

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$122,464,662	$—	$122,464,662
Corporate Bonds & Notes	—	590,000	—	590,000
Total Investments	$—	$123,054,662	$—	$123,054,662

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,106,673
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	704,617

		$1,811,290

Education — 6.6%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$553,415
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,076,630
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,206,900
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,045,240
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	566,560
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	562,925
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,143,160

		$7,154,830

Electric Utilities — 3.4%
Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	$2,000	$2,318,160
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,342,625

		$3,660,785

Escrowed/Prerefunded — 12.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,591,775
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	250	264,953
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	266,217
Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,739,878
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,085,240
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,010,680
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,243,640

		$13,202,383

General Obligations — 30.0%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$352,162
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,153,050
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,416,862
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,159,192
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	615,783
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,586,024
Gresham-Barlow School District No. 10Jt, 5.00%, 6/15/28	1,000	1,197,390
Klamath County School District, 5.00%, 6/15/29	1,155	1,302,332
Lake Oswego, 5.00%, 6/1/33	2,450	2,752,893
Medford, 5.00%, 7/15/32	545	610,013
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,002,120
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,876,525
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,155	1,157,703

1

Security	Principal Amount (000’s omitted)	Value
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	$1,220	$1,408,941
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,145,160
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	741,800
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	477,211
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	175	114,238
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,283,597
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	380	380,646
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,742,795
Redmond, 5.00%, 6/1/28	605	685,078
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	384,670
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,459,006
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	709,160
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	823,418
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	748,681

		$32,286,450

Hospital — 8.1%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$340,891
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,406,645
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	277,443
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,851,562
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,693,635
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,136,860

		$8,707,036

Housing — 4.2%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$4,350	$4,494,768

		$4,494,768

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,067,426
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,762,401

		$3,829,827

Insured – Escrowed/Prerefunded — 0.7%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$739,267

		$739,267

Insured – General Obligations — 6.8%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,030,480
Newport, (AGC), 0.00%, 6/1/28	1,000	743,390
Newport, (AGC), 0.00%, 6/1/29	1,225	872,604
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	713,776

		$7,360,250

Insured – Hospital — 6.4%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,201,780
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	4,135	3,668,572

		$6,870,352

2

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 2.3%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$6,100	$1,400,804
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,082,376

		$2,483,180

Insured – Transportation — 2.9%
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	$1,080	$1,082,657
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,993,140

		$3,075,797

Other Revenue — 8.8%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$390	$460,087
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	8,980,962

		$9,441,049

Senior Living/Life Care — 1.2%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$455,703
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	833,775

		$1,289,478

Special Tax Revenue — 1.0%
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40(2)	$1,525	$1,082,750

		$1,082,750

Transportation — 2.7%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,338,899
Redmond, Airport Revenue, 5.50%, 6/1/24	215	222,590
Redmond, Airport Revenue, 5.75%, 6/1/27	200	207,146
Redmond, Airport Revenue, 6.00%, 6/1/34	550	571,549
Redmond, Airport Revenue, 6.25%, 6/1/39	600	624,972

		$2,965,156

Water and Sewer — 2.4%
Clackamas River Water, 5.00%, 11/1/29	$100	$114,540
Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,240,353
Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,130	1,207,314

		$2,562,207

Total Tax-Exempt Investments — 104.9% (identified cost $107,837,428)		$113,016,855

Other Assets, Less Liabilities — (4.9)%		$(5,257,034)

Net Assets — 100.0%		$107,759,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 21.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Issuer is in default with respect to interest payments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$113,016,855	$—	$113,016,855
Total Investments	$—	$113,016,855	$—	$113,016,855

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.6%

Security	Principal Amount (000’s omitted)	Value
Education — 9.2%
Clemson University, 5.00%, 5/1/26	$2,000	$2,372,500
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,875,296
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	657,168
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,295,200
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,261,200
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	673,290

		$11,134,654

Electric Utilities — 3.0%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$284,565
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,152,000
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,200,220

		$3,636,785

Escrowed/Prerefunded — 26.5%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,077,790
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,233,370
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,680,320
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,847,721
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,120,012
Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	4,012,560
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,422,419
South Carolina Jobs-Economic Development Authority, (Palmetto Health), Prerefunded to 8/1/19, 5.75%, 8/1/39	3,420	3,578,517
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,448,153
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	158,315
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	209,531
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,427,488

		$32,216,196

General Obligations — 14.8%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,366,996
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,323,900
Hilton Head Island, 4.00%, 3/1/23	605	659,462
Hilton Head Island, 4.00%, 3/1/25	565	628,009
Horry County School District, 5.00%, 3/1/24	1,500	1,732,335
Horry County School District, 5.00%, 3/1/25	1,500	1,745,430
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,254,160
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,814,028
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	599,186
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	207,753
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	735,731

1

Security	Principal Amount (000’s omitted)	Value
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	$4,275	$3,882,512

		$17,949,502

Hospital — 11.9%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,691,385
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,058,780
Greenville Health System, 5.00%, 5/1/31	1,500	1,675,920
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,115,814
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	500	578,765
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,783,650
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,767,000
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	497,862
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,241,240

		$14,410,416

Industrial Development Revenue — 1.5%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,778,416

		$1,778,416

Insured – Electric Utilities — 5.5%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$963,702
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,098,069
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,362,123
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,377,066
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	946,590

		$6,747,550

Insured – Escrowed/Prerefunded — 8.0%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(1)	$7,500	$7,581,375
Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	2,025	2,128,579

		$9,709,954

Insured – Lease Revenue/Certificates of Participation — 3.0%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,066,050
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,117,200
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,445,286

		$3,628,536

Insured – Special Tax Revenue — 0.9%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,084,113

		$1,084,113

Insured – Transportation — 1.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,882,410

		$1,882,410

Insured – Utilities — 3.5%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,184,820

2

Security	Principal Amount (000’s omitted)	Value
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	$2,000	$2,475,400
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	571,225

		$4,231,445

Lease Revenue/Certificates of Participation — 8.8%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,293,646
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	572,540
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,253,980
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)	3,875	4,367,087
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,132,480
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,133,580

		$10,753,313

Special Tax Revenue — 1.3%
Hilton Head Island, Beach Preservation Fee Pledge, 5.00%, 8/1/25	$400	$467,444
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,129,400

		$1,596,844

Student Loan — 1.0%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,160	$1,193,965

		$1,193,965

Transportation — 3.3%
South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	$3,725	$3,981,615

		$3,981,615

Water and Sewer — 2.9%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,860,620
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,167,750
North Charleston Sewer District, 2.00%, 1/1/29	500	457,540

		$3,485,910

Total Tax-Exempt Investments — 106.6% (identified cost $124,827,047)		$129,421,624

Other Assets, Less Liabilities — (6.6)%		$(8,009,175)

Net Assets — 100.0%		$121,412,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 7.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$129,421,624	$—	$129,421,624
Total Investments	$—	$129,421,624	$—	$129,421,624

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.0%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,083,869
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	908,408

		$1,992,277

Education — 2.3%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,547,885

		$1,547,885

Electric Utilities — 2.2%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,503,810

		$1,503,810

Escrowed/Prerefunded — 26.9%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,782,178
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,097,164
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,940	2,008,967
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	1,820	1,884,082
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	858,547
Portsmouth, Prerefunded to 7/15/19, 4.75%, 7/15/25	500	516,860
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	405,073
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	285	296,175
Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,168,145
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	277,379
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,483,540
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,042,760
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	162,397
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,606,725
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,552,815

		$18,142,807

General Obligations — 16.2%
Alexandria, 5.00%, 7/1/28	$1,000	$1,212,690
Arlington County, 5.00%, 8/15/32	1,000	1,183,410
Culpeper, 5.00%, 8/1/25	1,350	1,586,345
Lynchburg, 5.00%, 2/1/23	1,000	1,135,640

1

Security	Principal Amount (000’s omitted)	Value
Newport News, 5.00%, 8/1/28	$1,000	$1,189,940
Norfolk, 5.00%, 9/1/36	2,140	2,451,327
Virginia, 5.00%, 6/1/31	2,000	2,169,740

		$10,929,092

Hospital — 13.0%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$5,000	$5,540,350
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,133,150
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	713,602
Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	904,838
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	502,731

		$8,794,671

Industrial Development Revenue — 0.1%
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)(3)	$60	$61,180

		$61,180

Insured – Education — 3.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,603,886

		$2,603,886

Insured – Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,021,460

		$1,021,460

Insured – Hospital — 1.8%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,160	$1,218,835

		$1,218,835

Insured – Special Tax Revenue — 0.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$589,315

		$589,315

Insured – Transportation — 13.2%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,950,475
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,078,770
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,705,040
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,026,501
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	163,776

		$8,924,562

Senior Living/Life Care — 2.7%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$155,702
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	842,183
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	850,627

		$1,848,512

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$286,988

		$286,988

Transportation — 4.1%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,013,250
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	551,720
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,191,100

		$2,756,070

Water and Sewer — 10.8%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,209,250
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,077,500
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,185,460
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,172,120
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,650,165

		$7,294,495

Total Tax-Exempt Investments — 103.0% (identified cost $67,168,004)		$69,515,845

Other Assets, Less Liabilities — (3.0)%		$(2,011,354)

Net Assets — 100.0%		$67,504,491

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2018, 20.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 15.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $61,180 or 0.1% of the Fund’s net assets.

(3)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

3

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$69,515,845	$—	$69,515,845
Total Investments	$—	$69,515,845	$—	$69,515,845

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018